Contents of Significant Accounts - Details of Distribution of Employees' Compensation and Directors' Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employees' compensation - Cash	$ 4,770,909	$ 2,581,675	$ 1,132,952
Directors' compensation	$ 25,264	$ 32,369	$ 10,259